Cover	Sep. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2025
Entity File Number	001-40477
Entity Registrant Name	SRx Health Solutions, Inc.
Entity Central Index Key	0001471727
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13553 State Road 54
Entity Address, Address Line Two	Suite #237
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33556
City Area Code	(212)
Local Phone Number	896-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value share
Trading Symbol	SRXH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false